Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Jun. 30, 2018
Equity [Abstract]
Accumulated Other Comprehensive Income (Loss)
Note 19.	Accumulated Other Comprehensive Income (Loss)

The changes in accumulated other comprehensive income (“AOCI”) by component, net of tax, for the years ended June 30, 2018, 2017, and 2016 were as follows ($000):

	Foreign		Total
	Currency	Defined	Accumulated Other
	Translation	Benefit	Comprehensive
	Adjustment	Pension Plan	Income
AOCI - June 30, 2015	$9,466	$(801)	$8,665
Other comprehensive income (loss) before reclassifications	(15,651)	(6,805)	(22,456)
Amounts reclassified from AOCI	-	(226)	(226)
Net current-period other comprehensive income	(15,651)	(7,031)	(22,682)
AOCI - June 30, 2016	(6,185)	(7,832)	(14,017)
Other comprehensive income (loss) before reclassifications	(2,275)	1,920	(355)
Amounts reclassified from AOCI	-	594	594
Net current-period other comprehensive income	(2,275)	2,514	239
AOCI - June 30, 2017	$(8,460)	$(5,318)	$(13,778)
Other comprehensive income (loss) before reclassifications	7,152	2,643	9,795
Amounts reclassified from AOCI	-	203	203
Net current-period other comprehensive income	7,152	2,846	9,998
AOCI - June 30, 2018	$(1,308)	$(2,472)	$(3,780)